UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Capital Management LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        August 7, 2012
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      72

Form 13F Information Table Value Total:   $  200395
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

Grisanti Capital Management LLC
Form 13F Information Table
06/30/2012

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP			cl a	00912X302	8406	433530	SH
Sole		433530
AMERICAN EXPRESS CO		com	025816109	10728	184300	SH
Sole		184300
ANNALY CAP MGMT INC		com	035710409	3724	221915	SH
Sole		221915
APPLE INC			com	037833100	17004	29117	SH
Sole		29117
ARCHER DANIELS MIDLAND CO	com	039483102	26	890	SH
Sole		890
BANK OF AMERICA CORPORATION	com	060505104	302	36930	SH
Sole		36930
BARRICK GOLD CORP		com	067901108	410	10900	SH
Sole		10900
BOISE INC			com	09746Y105	410	62380	SH
Sole		62380
BP PLC			SPONSORED ADR	055622104	777	19157	SH
Sole		19157
BROOKFIELD INFRAST PARTNERS  LP INT UNIT  g16252101	1045	31135	SH
Sole		31135
CIGNA CORPORATION		com	125509109	345	7840	SH
Sole		7840
CITIGROUP INC			COM NEW	172967424	321	11720	SH
Sole		11720
CLOUD PEAK ENERGY INC		com	18911Q102	598	35350	SH
Sole		35350
COCA COLA CO			com	191216100	514	6571	SH
Sole		6571
DEVON ENERGY CORP NEW		com	25179m103	319	5500	SH
Sole		5500
DIRECTV			     COM CL A	25490A101	6855	140415	SH
Sole		140415
DUNKIN BRANDS GROUP INC		com	265504100	238	6920	SH
Sole		6920
EATON CORP			com	278058102	214	5400	SH
Sole		5400
E M C CORP MASS			com	268648102	306	11945	SH
Sole		11945
EMERSON ELEC CO			com	291011104	233	5000	SH
Sole		5000
ENBRIDGE ENERGY PARTNERS L P	com	29250R106	1155	37540	SH
Sole		37540
ENBRIDGE INC			com	29250N105	10500	263015	SH
Sole		263015
ENCANA CORP			com	292505104	237	11400	SH
Sole		11400
EQT CORP			com	26884L109	440	8200	SH
Sole		8200
EXXON MOBIL CORP		com	30231G102	714	8342	SH
Sole		8342
FEDEX CORP			com	31428x106	3746	40895	SH
Sole		40895
GENERAL ELECTRIC CO		com	369604103	13574	651323	SH
Sole		651323
GOOGLE INC			CL A	38259p508	252	434	SH
Sole		434
HESS CORP			com	42809h107	61	1397	SH
Sole		1397
HEWLETT PACKARD CO		com	428236103	275	13690	SH
Sole		13690
HOLLYFRONTIER CORP		com	436106108	16341	461230	SH
Sole		461230
INTL PAPER CO			com	460146103	622	21530	SH
Sole		21530
INTERNATIONAL BUSINESS MACHS	com	459200101	493	2520	SH
Sole		2520
ITT CORP NEW			COM NEW	450911201	364	20700	SH
Sole		20700
JOHNSON & JOHNSON		com	478160104	671	9934	SH
Sole		9934
JPMORGAN CHASE & CO		com	46625H100	15173	424657	SH
Sole		424657
KIMBERLY CLARK CORP		com	494368103	325	3876	SH
Sole		3876
LABORATORY CORP AMER HLDGS	COM NEW	50540r409	211	2275	SH
Sole		2275
LOCKHEED MARTIN CORP		com	539830109	4063	46655	SH
Sole		46655
LOWES COS INC			com	548661107	5177	182025	SH
Sole		182025
MACYS INC			com	55616P104	325	9475	SH
Sole		9475
MARATHON OIL CORP		com	565849106	315	12300	SH
Sole		12300
MARATHON PETE CORP		com	56585A102	14151	315032	SH
Sole		315032
MERCK & CO INC NEW		com	58933y105	596	14264	SH
Sole		14264
MICHAEL KORS HLDGS LTD		SHS	G60754101	190	4530	SH
Sole		4530
MICROSOFT CORP			com	594918104	10183	332873	SH
Sole		332873
MONSANTO CO NEW			com	61166w101	31	370	SH
Sole		370
MORGAN STANLEY			COM NEW	617446448	13587	931249	SH
Sole		931249
PEABODY ENERGY CORP		com	704549104	108	4415	SH
Sole		4415
PFIZER INC			com	717081103	116	5050	SH
Sole		5050
PHILIP MORRIS INTL INC		com	718172109	668	7650	SH
Sole		7650
PIONEER NAT RES CO		com	723787107	263	2985	SH
Sole		2985
PRECISION CASTPARTS CORP	com	740189105	362	2200	SH
Sole		2200
PROCTER & GAMBLE CO		com	742718109	267	4358	SH
Sole		4358
QUALCOMM INC			com	747525103	10289	184794	SH
Sole		184794
RESEARCH IN MOTION LTD		com	760975102	64	8710	SH
Sole		8710
SIEMENS A G		SPONSORED ADR	826197501	271	3220	SH
Sole		3220
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A  848574109	281	11800	SH
Sole		11800
SPRINT NEXTEL CORP	      COM SER 1	 852061100	222	68120	SH
Sole		68120
TE CONNECTIVITY LTD		REG SHS	H84989104	405	12700	SH
Sole		12700
BLACKSTONE GROUP L P		COM UNIT LTD	09253U108	27	2083	SH
Sole		2083
MOSAIC CO NEW			com	61945c103	715	13060	SH
Sole		13060
TRANSOCEAN LTD		      REG SHS	H8817H100	353	7900	SH
Sole		7900
TYCO INTERNATIONAL LTD		SHS	H89128104	338	6400	SH
Sole		6400
US BANCORP DEL			COM NEW	902973304	195	6060	SH
Sole		6060
VALERO ENERGY CORP NEW 		com	91913y100	5788	239687	SH
Sole		239687
VISTEON CORP			COM NEW	92839U206	636	16950	SH
Sole		16950
DISNEY WALT CO		COM DISNEY	254687106	10480	216085	SH
Sole		216085
WALTER ENERGY INC		com	93317q105	318	7200	SH
Sole		7200
WILLBROS GROUP INC DEL		com	969203108	339	52500	SH
Sole		52500
WILLIAMS COS INC DEL		com	969457100	750	26030	SH
Sole		26030
WPX ENERGY INC			com	98212B103	593	36649	SH
Sole		36649





TOTAL VALUE                                              200395
                                                         ======